Supplemental Financial Information (Other Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Supplemental Financial Information [Abstract]
Deferred revenue	$ 68.0	$ 51.2
Unrecognized tax benefits (inclusive of interest and penalties)	25.7	33.4
Supplemental executive retirement plan liabilities	26.0	21.0
Other	19.7	15.1
Other liabilities	$ 139.4	$ 120.7